Income Taxes (Details) - Schedule of Reconciliation of Income Taxes at the Statutory Federal Income Tax Rate	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Statutory Federal Income Tax Rate to the Effective Income Tax Rate [Abstract]
Statutory U.S. tax rate	21.00%	21.00%
State taxes, net of federal benefit	9.00%	7.00%
Fair value adjustments on convertible debentures	(7.10%)	(14.90%)
Forward purchase agreement	(8.50%)
Other	(0.10%)	(0.10%)
Valuation allowance	(14.50%)	(13.00%)
Effective tax rate